Warrants (Schedule of detailed information about warrants outstanding and exercisable) (Details) - Broker Warrants [Member]	12 Months Ended
	Oct. 31, 2024 share $ / shares	Oct. 31, 2024 share $ / shares	Oct. 31, 2023 share $ / shares	Oct. 31, 2022 share
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Other Equity Instruments [Line Items]
Number of warrants	247,000	247,000	0	0
Exercise price | $ / shares		$ 0.04	$ 0
Expiry Date December 22,2025 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Other Equity Instruments [Line Items]
Number of warrants	63,000	63,000
Exercise price | (per share)	$ 0.095	$ 0.07
Remaining contractual life	1 year 1 month 20 days	1 year 1 month 20 days
Expiry Date July 18, 2027 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Other Equity Instruments [Line Items]
Number of warrants	184,000	184,000
Exercise price | (per share)	$ 0.05	$ 0.04
Remaining contractual life	2 years 8 months 15 days	2 years 8 months 15 days